Acquisition of Windfall Project, Acquisition of Osisko Mining Incorporated (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
Summary of share of joint operation and includes inter-company transactions and balances	The following summarises the consideration and the cost of the Windfall joint venture:

	United States Dollar	Canadian Dollar	United States Dollar	Canadian Dollar
Figures in millions unless otherwise stated	25 Oct 2024	25 Oct 2024	31 Dec 2023	31 Dec 2023

Carrying value at 1 January	538.6	713.6	—	—
Initial recognition
Cash considerations
Purchase of equity-accounted investee	—	—	247.1	333.8
(a) C$300.0 million cash payment	—	—	221.5	300.0
(b) Pre-closing paid amounts
– C$16.9 million	—	—	12.8	16.9
– C$16.9 million	—	—	12.8	16.9
Contingent and exploration considerations
(c) C$300.0 million contingent consideration	—	—	190.8	258.4
(d) C$75.0 million exploration consideration	—	—	39.1	52.9
Subsequent measurement
Cash considerations
(e) Capital contributions	65.3	89.0	69.1	93.0
Contingent and exploration considerations
(c) C$300.0 million contingent consideration – net change in fair value[1]	8.0	10.9	7.3	9.9
(d) C$75.0 million exploration consideration – unwinding of discount rate[1]	4.8	6.6	2.9	3.9
Share of loss	(47.5)	(64.9)	(28.4)	(38.3)
Derecognition of 50% exploration consideration[2]	(22.8)	(31.7)	—	—
Derecognition of Windfall Project joint venture[2]	(519.3)	(723.5)	—	—
Translation adjustment	(27.1)	—	10.7	—
Carrying value at the end of the year	—	—	538.6	713.6
[1]The movements were recognised as part of the equity investment.
[2]Derecognised at 25 October 2024, the acquisition  date of the transaction.
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2024		2023
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	473.5	764.0	507.0	744.4
Property, plant and equipment	473.5	764.0	507.0	744.4
Current assets	68.2	110.1	70.3	103.2
Cash and cash equivalents	20.6	33.3	19.8	29.1
Inventories	38.5	62.1	47.2	69.3
Other receivables	9.1	14.7	3.3	4.8

Total assets	541.7	874.1	577.3	847.6
Total equity
Retained earnings	244.8	395.1	168.5	247.4
Non-current liabilities	150.6	243.0	162.9	239.2
Deferred taxation	63.0	101.6	60.4	88.7
Finance lease liabilities	65.0	104.9	77.6	114.0
Environmental rehabilitation costs	20.9	33.7	22.2	32.6
Long-term incentive plan	1.7	2.8	2.7	3.9
Current liabilities	146.3	236.0	245.9	361.0
Related entity loans payable	105.7	170.5	209.6	307.6
Trade and other payables	32.3	52.1	27.2	40.0
Current portion of finance lease liabilities	8.3	13.4	9.1	13.4

Total equity and liabilities	541.7	874.1	577.3	847.6

Summary of key assumptions

	25 Oct 2024	31 Dec 2023

Key assumptions of the contingent consideration:
– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs:	0.931	0.894
– Probability	98%	98%
– Discount rate	5.7%	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs and valuation technique, the fair value of the contingent consideration amounted to:
Fair value at 2 May 2023	190.8	258.4
Net change in fair value	7.3	9.9
Translation	4.4	—
Fair value at 31 December 2023	202.5	268.3
Net change in fair value	8.0	10.9
Derecognition on 25 October 2024	(200.4)	(279.2)
Translation	(10.1)	—
Fair value at 25 October 2024	—	—

	25 Oct 2024	31 Dec 2023

Key assumptions of the exploration consideration:
– Term	5.1 years	6.3 years
– Discount rate	5.7%	7.0%

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

Using the above inputs, the value of the exploration consideration amounted to:
Present value at 2 May 2023	39.1	52.9
Unwinding of discount rate	2.9	3.9
Translation	0.9	—
Carrying value at 31 December 2023	42.9	56.8
Unwinding of discount rate	4.8	6.6
Derecognition on 25 October 2024	(45.5)	(63.4)
Translation	(2.2)	—
Carrying value at 25 October 2024	—	—

Summary of Osisko acqusition	The following summarises the total purchase consideration of the transaction:

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

(a) Cash consideration	1,483.2	2,060.6
(b) Carrying value of previously held Windfall Project joint venture	519.3	723.5
(c) Transaction costs	8.5	11.9
(d) C$300.0 million contingent consideration - fair value	(200.4)	(279.2)
(e) C$75.0 million exploration consideration - 50% apportionment	(22.8)	(31.7)
(f) C$110.3 million pre-existing payable	(79.2)	(110.3)
Total purchase consideration	1,708.6	2,374.8
(a)Cash consideration
The US$1,483.2 million (C$2,060.6 million) cash represents the initial consideration paid on 25 October 2024 for
420.53 million shares at the purchase price of C$4.90 per Osisko share in an all-cash transaction.
(b)Carrying value of previously held Windfall Project joint venture
The US$519.3 million (C$723.5 million) represents the derecognition of the carrying value of the previously held Windfall
Project as a joint venture at 25 October 2024 and recognised as an asset acquisition along with the additional 50% interest held by Osisko. Refer to note 17.1 for further details.
(c)Transaction costs
Transaction costs of US$8.5 million (C$11.9 million) relating to the asset acquisition were capitalised on 25 October 2024.
(d)C$300.0 million contingent consideration - fair value
The fair value of the C$300.0 million contingent consideration at 25 October 2024 was US$200.4 million (C$279.2 million).
In terms of the transaction the consideration is no longer payable and has been eliminated. Refer to note 15.1 (c) for the key inputs used in valuation of the fair value at 25 October 2024.
(e)C$75.0 million exploration consideration – 50% apportionment
The C$75.0 million exploration consideration represented 100% of the initial exploration funding. Refer to note 15.1 (d) for further details. 50% of the remaining exploration consideration payable by Gold Fields has been purchased back as a result of the transaction and reduces the purchase consideration by US$22.8 million (C$31.7 million).
(f)C$110.3 million pre-existing payable
On acquisition, a pre-existing payable of C$110.3 million (US$79.2 million) between Osisko and Gold Fields was extinguished.
The purchase consideration at 25 October 2024 was allocated based on the relative fair values of the assets acquired and liabilities assumed as follows:

Figures in millions unless otherwise stated	United States Dollar	Canadian Dollar

ASSETS
Non-current assets	1,743.5	2,423.3
Listed investment	28.7	40.0
Equity accounted investee	8.0	11.2
Property, plant and equipment[1]	1,706.8	2,372.1
Current assets	44.0	61.4
Cash and cash equivalents	30.7	42.8
Trade and other receivables	9.7	13.5
Inventories	2.2	3.1
Other	1.4	2.0

Total assets	1,787.5	2,484.7
LIABILITIES
Non-current liabilities	49.7	69.2
Lease liabilities	43.0	59.9
Environmental rehabilitation costs	6.7	9.3
Current liabilities	29.2	40.7
Trade and other payables	21.4	29.8
Current portion of lease liabilities	7.8	10.9

Total liabilities	78.9	109.9
Net assets	1,708.6	2,374.8
[1]The following key assumptions were used in the valuation of the mineral rights amounting to US$1,329.1 million (C$1,845.8 million) included in property, plant and equipment:
•  Gold price: Long-term gold price of US$2,100 per ounce;
•  Discount rate: Real weighted average cost of capital ("WACC") of 7.9%;
•  Exchange rate: Long term C$/US$ exchange rate of 0.761; and
•  Resource multiple: US$37 per resource ounce.